CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Current assets
Cash	$ 526,187	$ 1,250,279	$ 8,754	$ 125,274	$ 143,907
Accounts receivable	258,672	95,177		208,781
Deferred financing costs	66,189	83,191		863
Prepaid expenses and other current assets	41,141	50,699		29,602
Total current assets	892,189	1,479,346		364,520
Property and equipment, net	70,185	84,279		145
Patents and patents pending, net	107,907	112,489		121,653
Deposits	18,988	18,988		10,376
Total assets	1,089,269	1,695,102	411,190	496,694
Current liabilities
Accounts payable	609,153	517,651		822,832
Due to related parties	888,778	839,070		736,070
Notes payable	190,000	390,000		321,381
Convertible notes payable, current portion	483,421	1,367,655		2,367,631
Derivative liabilities	0	10,679,067		3,588,239
Other current liabilities	1,216,604	1,855,374		1,804,985
Total current liabilities	3,387,956	15,648,817		9,641,138
Noncurrent liabilities
Convertible notes payable, noncurrent portion	990,520	776,451		0
Total noncurrent liabilities	990,520	776,451		0
Total liabilities	4,378,476	16,425,268		9,641,138
Commitments and Contingencies (Note 13)
Stockholders' Deficit
Common stock, par value $0.001 per share; 500,000,000 shares authorized as of September 30, 2014 and March 31, 2014 and 250,000,000 shares authorized at March 31, 2013; 262,713,781, 224,973,980 and 173,674,201 shares issued and outstanding as of September 30, 2014, March 31, 2014 and 2013, respectively	262,712	224,984		173,685
Additional paid-in capital	75,654,853	59,659,137		52,157,196
Accumulated deficit	(79,335,907)	(74,832,557)		(61,475,325)
Total Aethlon Medical, Inc. stockholders' deficit before noncontrolling interests	(3,418,342)	(14,948,436)		(9,144,444)
Noncontrolling interests	129,135	218,270		0
Total deficit	(3,289,207)	(14,730,166)		(9,144,444)	(9,295,621)
Total liabilities and deficit	$ 1,089,269	$ 1,695,102		$ 496,694